Financial Risk Management - Schedule of Deposits Held which Derive Interest Revenue Together with the Maximum and Minimum Interest Rates Being Earned (Details) - Interest Rate Risk
$ in Thousands, $ in Thousands
	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 AUD ($)
USD
Disclosure of Financial Risk Management [Line Items]
Funds invested	$ 40,569		$ 49,383
Rate increase on funds invested	73		15
Rate decrease on funds invested	$ (73)		$ (15)
(in Australian dollars, in thousands, except percent data)
Disclosure of Financial Risk Management [Line Items]
Funds invested		$ 600		$ 600
Rate increase on funds invested		3		1
Rate decrease on funds invested		$ (3)		$ 1
Bottom of range | USD
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	1.79%	1.79%	0.00%	0.00%
Rate increase	1.97%	1.97%	0.03%	0.03%
Rate decrease	1.61%	1.61%	0.03%	0.03%
Bottom of range | (in Australian dollars, in thousands, except percent data)
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	4.59%	4.59%	1.50%	1.50%
Rate increase	5.05%	5.05%	1.65%	1.65%
Rate decrease	4.13%	4.13%	1.35%	1.35%
Top of range | USD
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	1.79%	1.79%	0.00%	0.00%
Rate increase	1.97%	1.97%	0.03%	0.03%
Rate decrease	1.61%	1.61%	0.03%	0.03%
Top of range | (in Australian dollars, in thousands, except percent data)
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	4.59%	4.59%	1.50%	1.50%
Rate increase	5.05%	5.05%	1.65%	1.65%
Rate decrease	4.13%	4.13%	1.35%	1.35%